Reinsurance - Additional information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reinsurance (Textual) [Abstract]
Amounts recoverable under reinsurance contracts	$ 675	$ 684	$ 704